Other Non-Current Assets, Net (Details) - USD ($) $ in Millions	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Other Assets, Noncurrent [Abstract]
Advances made to municipalities for water system enhancements		$ 78	$ 81
Advances and other asset conveyances to third parties to support LNG terminal		31	37
Operating lease assets		23	23
Advances made under EPC and non-EPC contracts		0	5
Information technology service prepayments		4	4
Other		24	21
Other non-current assets, net	$ 167	$ 160	$ 171